Commitments (Tables)	12 Months Ended
Dec. 27, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum rental commitments under all non-cancelable leases with an initial term in excess of one year were as follows as of December 27, 2014:

(In Millions)
2015	$205
2016	179
2017	152
2018	118
2019	101
2020 and thereafter	315
Total	$1,070